Tax Note - Schedule of components of deferred tax assets and liabilities (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	$ (206,000)	$ (1,529,000)
Plant and equipment [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(578,000)	(12,802,000)
Share issuance costs and other
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	78,000	0
Energy tax receivable [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(494,000)	(490,000)
Digital currencies [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(81,000)	(186,000)
Right of use asset and lease liability [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	0	14,000
Debt with accretion [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(845,000)	0
Non-capital losses [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	$ 1,714,000	$ 11,935,000